Other Revenues and Other Expenses - Summary of Other Revenues (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jun. 11, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Other Revenue And Expense Net [Line Items]
Other income (3)					$ 909,894
Gains on bargain purchase of business acquisition			$ 1,271,188
Total other revenues		$ 2,057,302	39,941,073	$ 17,600,466	11,768,846
Proceeds from government grants, classified as investing activities		$ 0	0	4,399,765	0
Deer Park
Other Revenue And Expense Net [Line Items]
Increase (decrease) through net exchange differences, investment property			$ (10,383,296)
FONADIN
Other Revenue And Expense Net [Line Items]
Proceeds from government grants, classified as investing activities	$ 4,399,765
Government grants	6,073,990
Income from government grants	$ 1,674,225
Useful life (in years)		20 years	20 years
Other Revenues
Other Revenue And Expense Net [Line Items]
Translation effect from the consolidated equity method			$ 10,383,296
Tax updates			8,061,861	915,277	6,966
Other income (3)			7,815,529	3,028,394
Other income for services			2,797,260	4,126,750	2,420,939
Bidding terms, sanctions, penalties and other			2,353,815	1,429,152	1,170,632
Revenues from reinsurance premiums			1,772,399	110,994	2,534,466
Account debugging			1,558,361	523,365	485,562
Insurance and deposits			1,510,943	1,459,760	2,149,214
Gains on bargain purchase of business acquisition			1,271,188
Claims recovery			881,462	1,147,424	1,515,295
Funds from FONADIN			732,194	1,674,225
Recognition of partial income			410,000	2,756,680
Franchise fees			348,906	376,179	494,785
Gain on sale of fixed assets			43,859	52,266	50,215
Participation rights					30,878
Total other revenues			$ 39,941,073	$ 17,600,466	$ 11,768,846